Notes Payable and Line of Credit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of derivative liability

The derivative liability was valued using the Black-Scholes model using the following assumptions:

	At issuance date	At termination date
Market value of stock on measurement date	$4.80 –135.00	$4.80 – 114.00
Risk-free interest rate	0.01% – 0.04%	0.05%
Dividend yield	0%	0%
Volatility factor	269% – 655%	319%
Term	0.07 – 0.16 years	0.25 years

Schedule of activity for notes payable

A summary of activity for convertible notes payable during the nine months ended September 30, 2015 is set forth below:

Balance at December 31, 2014	$1,312,348
Proceeds from convertible notes	2,263,314
Payments	(26,212)
Assumption of debt in acquisition	255,000
Assignment of debt from line of credit	115,000
Conversion of convertible notes to equity	(816,222)
Debt discount on new convertible notes and shares issued with debt	(2,556,250)
Debt discount on original interest discount note	(270,000)
Reduction of debt discount	309,111
Amortization of debt discount	1,317,650
Balance at September 30, 2015	$1,903,739

A summary of activity for notes payable during the years ended December 31, 2014 and 2013 is set forth below:

	Years Ended December 31,
	2014	2013
Balance, beginning	$983,071	397,285
Proceeds from convertible notes	1,916,950	1,004,410
Proceeds from notes payable	-	223,488
Payable converted to notes	40,739	7,171
Repayments of notes payable	(61,537)	(1,876)
Conversion of convertible notes to equity	(1,630,302)	(532,559)
Debt discount on new convertible notes and shares issued with debt	(1,791,863)	(626,904)
Amortization of debt discount	1,855,290	512,056
Balance, end	$1,312,348	$983,071
Less:
Convertible notes payable	(1,042,904)	(650,762)
Current portion of notes payable – third parties	(261,267)	(318,711)
Non-current portion of notes payable – third parties	$8,177	$13,598